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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street, NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Consumer Discretionary - 11.9%
Amazon.com, Inc. (a)	5,958	$10,127,408
CarMax, Inc. (a)	148,968	10,855,298
Home Depot, Inc. (The)	39,686	7,742,739
Liberty Broadband Corporation - Series C (a)	99,725	7,551,177
Liberty Media Corporation - Liberty SiriusXM - Series C (a)	125,165	5,677,484
NIKE, Inc. - Class B	115,837	9,229,892
Starbucks Corporation	119,377	5,831,567
		57,015,565
Consumer Staples - 7.8%
Anheuser-Busch InBev S.A./N.V. - ADR	77,649	7,823,913
Mondelēz International, Inc. - Class A	146,710	6,015,110
Monster Beverage Corporation (a)	144,825	8,298,473
Nestlé S.A. - ADR	117,457	9,094,696
PepsiCo, Inc.	58,966	6,419,628
		37,651,820
Energy - 5.0%
Chevron Corporation	66,037	8,349,058
Marathon Petroleum Corporation	104,712	7,346,594
Schlumberger Ltd.	123,015	8,245,695
		23,941,347
Financials - 18.3%
Berkshire Hathaway, Inc. - Class B (a)	78,192	14,594,537
Brookfield Asset Management, Inc. - Class A	354,654	14,377,673
Capital One Financial Corporation	143,229	13,162,745
Citigroup, Inc.	182,362	12,203,665
CME Group, Inc.	49,857	8,172,560
JPMorgan Chase & Company	88,652	9,237,538
Markel Corporation (a)	14,638	15,872,715
		87,621,433
Health Care - 8.2%
Becton, Dickinson and Company	31,810	7,620,404
Danaher Corporation	128,757	12,705,741
Johnson & Johnson	94,987	11,525,722
Merck & Company, Inc.	123,720	7,509,804
		39,361,671
Industrials - 9.5%
FedEx Corporation	53,698	12,192,668
General Dynamics Corporation	39,439	7,351,824

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Honeywell International, Inc.	47,637	$6,862,110
Southwest Airlines Company	153,531	7,811,657
Union Pacific Corporation	79,079	11,203,913
		45,422,172
Information Technology - 23.1%
Accenture plc - Class A	88,461	14,471,335
Adobe Systems, Inc. (a)	61,279	14,940,433
Alibaba Group Holding Ltd. - ADR (a)	38,627	7,166,467
Alphabet, Inc. - Class A (a)	7,625	8,610,074
Alphabet, Inc. - Class C (a)	6,677	7,449,195
Apple, Inc.	40,822	7,556,560
Broadcom, Inc.	28,036	6,802,655
Facebook, Inc. - Class A (a)	49,977	9,711,531
MasterCard, Inc. - Class A	55,275	10,862,643
Microsoft Corporation	72,892	7,187,880
Visa, Inc. - Class A	120,858	16,007,642
		110,766,415
Materials - 8.9%
Ecolab, Inc.	62,069	8,710,143
Glencore plc - ADR (a)	882,774	8,386,353
Martin Marietta Materials, Inc.	38,301	8,553,762
Sherwin-Williams Company (The)	24,691	10,063,311
Vulcan Materials Company	56,195	7,252,527
		42,966,096
Real Estate - 3.0%
American Tower Corporation	100,937	14,552,087

Total Common Stocks (Cost $304,153,808)		$459,298,606

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
iShares U.S. Home Construction ETF (Cost $5,566,529)	195,909	$7,473,928

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.75% (b) (Cost $7,036,819)	7,036,819	$7,036,819

Total Investments at Value - 98.7% (Cost $316,757,156)		$473,809,353

Other Assets in Excess of Liabilities - 1.3%		6,197,453

Net Assets - 100.0%		$480,006,806

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Consumer Discretionary - 4.1%
Carnival Corporation	152,370	$8,732,325
Comcast Corporation - Class A	269,125	8,829,991
General Motors Company	234,515	9,239,891
		26,802,207
Consumer Staples - 10.1%
Altria Group, Inc.	120,541	6,845,523
Anheuser-Busch InBev S.A./N.V. - ADR	157,460	15,865,670
Diageo plc - ADR	90,780	13,073,228
Mondelēz International, Inc. - Class A	246,890	10,122,490
PepsiCo, Inc.	96,805	10,539,160
Philip Morris International, Inc.	111,620	9,012,199
		65,458,270
Energy - 11.5%
Chevron Corporation	68,366	8,643,513
Enbridge, Inc.	301,622	10,764,889
Exxon Mobil Corporation	85,975	7,112,712
Marathon Petroleum Corporation	169,430	11,887,209
Occidental Petroleum Corporation	204,105	17,079,507
Royal Dutch Shell plc - Class B - ADR	260,545	18,928,594
		74,416,424
Financials - 21.3%
Brookfield Asset Management, Inc. - Class A	336,440	13,639,278
Capital One Financial Corporation	180,355	16,574,625
Citigroup, Inc.	252,780	16,916,038
Fairfax Financial Holdings Ltd.	26,755	14,997,783
FNF Group	532,110	20,017,978
Invesco Ltd.	300,250	7,974,640
JPMorgan Chase & Company	186,385	19,421,317
Markel Corporation (a)	16,890	18,314,671
Synchrony Financial	315,130	10,519,039
		138,375,369
Health Care - 11.3%
Bristol-Myers Squibb Company	288,780	15,981,085
CVS Health Corporation	232,380	14,953,653
Johnson & Johnson	151,165	18,342,361
Medtronic plc	122,070	10,450,413
Merck & Company, Inc.	227,735	13,823,514
		73,551,026
Industrials - 12.3%
3M Company	43,445	8,546,501

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Industrials - 12.3% (Continued)
Boeing Company (The)	36,075	$12,103,523
Delta Air Lines, Inc.	248,415	12,306,479
Eaton Corporation plc	171,192	12,794,890
Illinois Tool Works, Inc.	60,510	8,383,055
United Parcel Service, Inc. - Class B	93,520	9,934,630
Watsco, Inc.	87,250	15,554,930
		79,624,008
Information Technology - 7.1%
Cisco Systems, Inc.	369,930	15,918,088
Microsoft Corporation	172,493	17,009,535
TE Connectivity Ltd.	145,775	13,128,496
		46,056,119
Materials - 5.2%
DowDuPont, Inc.	149,605	9,861,961
Nutrien Ltd.	206,776	11,244,479
PPG Industries, Inc.	122,945	12,753,085
		33,859,525
Real Estate - 8.3%
Crown Castle International Corporation	94,335	10,171,200
Equity LifeStyle Properties, Inc.	101,180	9,298,442
Gaming and Leisure Properties, Inc.	269,164	9,636,071
Lamar Advertising Company - Class A	189,120	12,918,787
W.P. Carey, Inc.	181,794	12,062,032
		54,086,532
Telecommunication Services - 1.4%
Verizon Communications, Inc.	183,215	9,217,547

Utilities - 1.8%
Dominion Energy, Inc.	174,140	11,872,865

Total Common Stocks (Cost $506,289,706)		$613,319,892

EXCHANGE-TRADED FUNDS - 2.1%	Shares	Value
iShares MSCI Europe Financials ETF (Cost $16,061,015)	686,535	$13,888,603

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.75% (b) (Cost $25,310,744)	25,310,744	$25,310,744

Total Investments at Value - 100.4% (Cost $547,661,465)		$652,519,239

Liabilities in Excess of Other Assets - (0.4%)		(2,379,269)

Net Assets - 100.0%		$650,139,970

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Consumer Discretionary - 24.3%
CarMax, Inc. (a)	282,525	$20,587,597
DISH Network Corporation - Class A (a)	527,145	17,717,344
Dollar Tree, Inc. (a)	168,871	14,354,035
Liberty Broadband Corporation - Series C (a)	145,175	10,992,651
Live Nation Entertainment, Inc. (a)	430,244	20,896,951
O'Reilly Automotive, Inc. (a)	48,406	13,242,429
		97,791,007
Consumer Staples - 2.0%
Church & Dwight Company, Inc.	152,715	8,118,329

Financials - 22.6%
Brookfield Asset Management, Inc. - Class A	516,652	20,945,072
Capital One Financial Corporation	193,274	17,761,881
Cboe Global Markets, Inc.	73,560	7,655,389
Fairfax Financial Holdings Ltd.	29,283	16,414,878
FNF Group	283,975	10,683,140
Markel Corporation (a)	16,067	17,422,251
		90,882,611
Health Care - 3.6%
Zoetis, Inc.	167,505	14,269,751

Industrials - 17.5%
American Woodmark Corporation (a)	117,190	10,728,744
Colfax Corporation (a)	298,701	9,155,186
Genesee & Wyoming, Inc. - Class A (a)	110,690	9,001,311
WABCO Holdings, Inc. (a)	196,655	23,012,568
Watsco, Inc.	50,820	9,060,190
Xylem, Inc.	141,385	9,526,521
		70,484,520
Information Technology - 12.9%
Autodesk, Inc. (a)	125,945	16,510,130
Black Knight, Inc. (a)	219,700	11,764,935
Intuit, Inc.	67,579	13,806,728
MercadoLibre, Inc.	32,516	9,720,008
		51,801,801
Materials - 10.2%
Martin Marietta Materials, Inc.	99,427	22,205,032
Sherwin-Williams Company (The)	45,620	18,593,343
		40,798,375

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Real Estate - 5.9%
American Tower Corporation	164,410	$23,702,990

Total Common Stocks (Cost $312,029,470)		$397,849,384

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.75% (b) (Cost $4,386,980)	4,386,980	$4,386,980

Total Investments at Value - 100.1% (Cost $316,416,450)		$402,236,364

Liabilities in Excess of Other Assets - (0.1%)		(390,107)

Net Assets - 100.0%		$401,846,257

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Consumer Discretionary - 17.5%
Cable One, Inc.	8,838	$6,480,817
Core-Mark Holding Company, Inc.	113,681	2,580,559
Drive Shack, Inc. (a)	307,437	2,373,414
Eldorado Resorts, Inc. (a)	52,889	2,067,960
Live Nation Entertainment, Inc. (a)	66,859	3,247,341
Monarch Casino & Resort, Inc. (a)	103,993	4,580,892
Pool Corporation	20,461	3,099,841
Red Rock Resorts, Inc. - Class A	86,090	2,884,015
		27,314,839
Consumer Staples - 2.1%
Seaboard Corporation	807	3,197,931

Energy - 3.6%
Alliance Resource Partners, L.P.	78,309	1,436,970
CONSOL Coal Resources, L.P.	90,800	1,366,540
Green Plains, Inc.	154,422	2,825,923
		5,629,433
Financials - 11.8%
Cohen & Steers, Inc.	103,350	4,310,729
Diamond Hill Investment Group, Inc.	26,394	5,131,785
Kinsale Capital Group, Inc.	81,151	4,451,944
TowneBank	140,268	4,502,603
		18,397,061
Health Care - 9.6%
Aratana Therapeutics, Inc. (a)	634,038	2,694,661
Heska Corporation (a)	39,483	4,097,941
Teladoc, Inc. (a)	38,273	2,221,748
Trupanion, Inc. (a)	155,562	6,004,693
		15,019,043
Industrials - 27.3%
American Woodmark Corporation (a)	74,091	6,783,031
Builders FirstSource, Inc. (a)	225,886	4,131,455
Casella Waste Systems, Inc. - Class A (a)	174,921	4,479,727
Evoqua Water Technologies Corporation (a)	192,641	3,949,140
Genesee & Wyoming, Inc. - Class A (a)	47,504	3,863,025
Knight-Swift Transportation Holdings, Inc.	110,975	4,240,355
Marten Transport Ltd.	193,736	4,543,109
SiteOne Landscape Supply, Inc. (a)	43,842	3,681,413
WABCO Holdings, Inc. (a)	36,611	4,284,219

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Industrials - 27.3% (Continued)
Watsco, Inc.	14,593	$2,601,640
		42,557,114
Information Technology - 8.3%
Black Knight, Inc. (a)	88,267	4,726,698
Etsy, Inc. (a)	64,369	2,715,728
QIWI plc - ADR	187,891	2,959,283
Silicon Motion Technology Corporation - ADR	47,118	2,492,071
		12,893,780
Materials - 6.6%
MAG Silver Corporation (a)	259,950	2,810,059
NewMarket Corporation	8,540	3,454,430
Summit Materials, Inc. - Class A (a)	152,595	4,005,619
		10,270,108
Real Estate - 6.6%
Brookfield Property Partners, L.P.	139,133	2,646,310
FRP Holdings, Inc. (a)	50,556	3,273,501
Lamar Advertising Company - Class A	63,300	4,324,023
		10,243,834
Telecommunication Services - 2.0%
Shenandoah Telecommunications Company	94,790	3,099,633

Total Common Stocks (Cost $129,656,788)		$148,622,776

MONEY MARKET FUNDS - 2.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.75% (b) (Cost $4,070,389)	4,070,389	$4,070,389

Total Investments at Value - 98.0% (Cost $133,727,177)		$152,693,165

Other Assets in Excess of Liabilities - 2.0%		3,191,516

Net Assets - 100.0%		$155,884,681

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 59.0%	Shares	Value
Consumer Discretionary - 2.3%
Carnival Corporation	17,100	$980,001
Comcast Corporation - Class A	30,145	989,058
General Motors Company	26,310	1,036,614
		3,005,673
Consumer Staples - 5.5%
Altria Group, Inc.	13,535	768,652
Anheuser-Busch InBev S.A./N.V. - ADR	17,635	1,776,902
Diageo plc - ADR	10,165	1,463,862
Mondelēz International, Inc. - Class A	27,740	1,137,340
PepsiCo, Inc.	10,855	1,181,784
Philip Morris International, Inc.	12,505	1,009,654
		7,338,194
Energy - 7.0%
Chevron Corporation	7,660	968,454
Enbridge, Inc.	33,748	1,204,466
Exxon Mobil Corporation	9,655	798,758
Marathon Petroleum Corporation	19,005	1,333,391
MPLX, L.P.	29,600	1,010,544
Occidental Petroleum Corporation	22,885	1,915,017
Royal Dutch Shell plc - Class B - ADR	29,225	2,123,196
		9,353,826
Financials - 14.5%
Blackstone Group, L.P. (The)	38,315	1,232,594
Brookfield Asset Management, Inc. - Class A	37,800	1,532,412
Capital One Financial Corporation	20,175	1,854,082
Citigroup, Inc.	28,355	1,897,517
Cohen & Steers, Inc.	27,700	1,155,367
Fairfax Financial Holdings Ltd.	2,975	1,667,666
FNF Group	59,125	2,224,282
Invesco Ltd.	39,230	1,041,949
JPMorgan Chase & Company	20,920	2,179,864
Markel Corporation (a)	1,897	2,057,012
MetLife, Inc.	27,170	1,184,612
Synchrony Financial	35,350	1,179,983
		19,207,340
Health Care - 6.2%
Bristol-Myers Squibb Company	31,695	1,754,001
CVS Health Corporation	25,770	1,658,300

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.0% (Continued)	Shares	Value
Health Care - 6.2% (Continued)
Johnson & Johnson	16,965	$2,058,533
Medtronic plc	13,690	1,172,001
Merck & Company, Inc.	25,535	1,549,974
		8,192,809
Industrials - 6.7%
3M Company	4,875	959,010
Boeing Company (The)	4,050	1,358,815
Delta Air Lines, Inc.	27,840	1,379,194
Eaton Corporation plc	19,150	1,431,271
Illinois Tool Works, Inc.	6,780	939,301
United Parcel Service, Inc. - Class B	10,460	1,111,166
Watsco, Inc.	9,685	1,726,642
		8,905,399
Information Technology - 3.9%
Cisco Systems, Inc.	41,495	1,785,530
Microsoft Corporation	19,350	1,908,103
TE Connectivity Ltd.	16,110	1,450,867
		5,144,500
Materials - 3.0%
DowDuPont, Inc.	19,740	1,301,261
Nutrien Ltd.	23,197	1,261,453
PPG Industries, Inc.	13,785	1,429,918
		3,992,632
Real Estate - 6.4%
Brookfield Property Partners, L.P.	61,170	1,163,453
Crown Castle International Corporation	10,460	1,127,797
Equity LifeStyle Properties, Inc.	11,340	1,042,146
Gaming and Leisure Properties, Inc.	30,190	1,080,802
Lamar Advertising Company - Class A	21,220	1,449,538
Tanger Factory Outlet Centers, Inc.	54,585	1,282,202
W.P. Carey, Inc.	20,400	1,353,540
		8,499,478
Telecommunication Services - 0.8%
Verizon Communications, Inc.	20,560	1,034,374

Utilities - 2.7%
Brookfield Infrastructure Partners, L.P.	29,840	1,145,856
Brookfield Renewable Partners, L.P.	36,650	1,101,332

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.0% (Continued)	Shares	Value
Utilities - 2.7% (Continued)
Dominion Energy, Inc.	19,520	$1,330,874
		3,578,062

Total Common Stocks (Cost $72,864,149)		$78,252,287

FIXED RATE CORPORATE BONDS - 23.4%	Par Value	Value
Consumer Discretionary - 3.0%
Amazon.com, Inc., 3.30%, due 12/05/2021	$1,750,000	$1,764,124
Ford Motor Company, 4.346%, due 12/08/2026	1,750,000	1,717,471
Home Depot, Inc. (The), 4.40%, due 04/01/2021	500,000	517,940
		3,999,535
Consumer Staples - 5.8%
Altria Group, Inc., 4.75%, due 05/05/2021	1,500,000	1,557,855
Anheuser-Busch InBev S.A./N.V., 3.30%, due 02/01/2023	1,750,000	1,735,368
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,505,932
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,185,067
Sysco Corporation, 2.60%, due 10/01/2020	1,700,000	1,679,286
		7,663,508
Energy - 3.5%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	1,250,000	1,213,772
MPLX, L.P., 4.125%, due 03/01/2027	1,750,000	1,669,331
Occidental Petroleum Corporation, 3.50%, due 06/15/2025	1,750,000	1,735,595
		4,618,698
Financials - 2.2%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,157,595
General Motors Financial Company, 5.25%, due 03/01/2026	1,750,000	1,813,403
		2,970,998
Health Care - 1.9%
AbbVie, Inc., 2.50%, due 05/14/2020	1,300,000	1,284,335
Becton Dickinson & Company, 3.25%, due 11/12/2020	1,250,000	1,243,654
		2,527,989
Industrials - 3.2%
Deere & Company, 4.375%, due 10/16/2019	500,000	509,830
General Dynamics Corporation, 3.375%, due 05/15/2023	1,750,000	1,753,535

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 23.4% (Continued)	Par Value	Value
Industrials - 3.2% (Continued)
General Electric Capital Corporation, 4.65%, due 10/17/2021	$1,000,000	$1,040,109
United Technologies Corporation, 4.50%, due 04/15/2020	850,000	872,242
		4,175,716
Information Technology - 1.7%
Apple, Inc., 3.20%, due 05/13/2025	750,000	733,076
Oracle Corporation, 3.625%, due 07/15/2023	1,500,000	1,517,997
		2,251,073
Telecommunication Services - 0.9%
Verizon Communications, Inc.,
3.00%, due 11/1/2021	500,000	491,845
3.50%, due 11/1/2021	700,000	703,113
		1,194,958
Utilities - 1.2%
Southern Company (The), 3.25%, due 07/01/2026	1,750,000	1,642,677

Total Fixed Rate Corporate Bonds (Cost $32,020,613)		$31,045,152

VARIABLE RATE CORPORATE BONDS (b) - 13.5%	Par Value	Value
Consumer Staples - 0.9%
Campbell Soup Company, 2.971% (3MO LIBOR + 63), due 03/15/2021	$1,250,000	$1,246,525

Energy - 1.3%
ConocoPhillips Company, 3.242% (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,781,623

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) - 13.5% (Continued)	Par Value	Value
Financials - 7.4%
American Express Credit Corporation, 3.143% (3MO LIBOR + 78), due 11/05/2018	$1,250,000	$1,252,470
Bank of New York Mellon (The), 2.918% (3MO LIBOR + 56), due 08/01/2018	400,000	400,252
BP Capital Markets plc, 2.976% (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,769,620
Goldman Sachs Group, Inc., 3.512% (3MO LIBOR + 117), due 11/15/2021	1,195,000	1,209,665
JPMorgan Chase & Company, 3.780% (3MO LIBOR + 148), due 03/01/2021	1,500,000	1,541,640
Morgan Stanley, 3.155% (3MO LIBOR + 80), due 02/14/2020	1,750,000	1,755,306
Royal Bank of Canada, 2.899% (3MO LIBOR + 54), due 07/30/2018	471,000	471,236
Toronto-Dominion Bank (The), 3.202% (3MO LIBOR + 84), due 01/22/2019	500,000	502,220
Wells Fargo & Company, 3.329% (3MO LIBOR + 101), due 12/07/2020	929,000	943,334
		9,845,743
Health Care - 1.9%
Amgen, Inc., 2.929% (3MO LIBOR + 60), due 05/22/2019	1,500,000	1,507,160
CVS Health Corporation, 2.957% (3MO LIBOR + 63), due 03/09/2020	1,015,000	1,018,912
		2,526,072
Information Technology - 0.5%
Cisco Systems, Inc., 2.665% (3MO LIBOR + 34), due 09/20/2019	670,000	672,143

Materials - 1.0%
Vulcan Materials Company, 2.950% (3MO LIBOR + 65), due 03/01/2021	1,275,000	1,277,090

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) - 13.5% (Continued)	Par Value	Value
Telecommunication Services - 0.5%
AT&T, Inc., 3.264% (3MO LIBOR + 93), due 06/30/2020	$450,000	$455,028
Verizon Communications, Inc., 4.086% (3MO LIBOR + 175), due 09/14/2018	200,000	200,691
		655,719

Total Variable Rate Corporate Bonds (Cost $17,979,105)		$18,004,915

EXCHANGE-TRADED FUNDS - 1.2%	Shares	Value
iShares MSCI Europe Financials ETF (Cost $1,781,631)	76,565	$1,548,910

MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.75% (c) (Cost $3,778,253)	3,778,253	$3,778,253

Total Investments at Value - 99.9% (Cost $128,423,751)		$132,629,517

Other Assets in Excess of Liabilities - 0.1%		76,088

Net Assets - 100.0%		$132,705,605

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2018. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2018 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

Fixed income securities, including corporate bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds, held by Davenport Balanced Income Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$459,298,606	$-	$-	$459,298,606
Exchange-Traded Funds	7,473,928	-	-	7,473,928
Money Market Funds	7,036,819	-	-	7,036,819
Total	$473,809,353	$-	$-	$473,809,353

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$613,319,892	$-	$-	$613,319,892
Exchange-Traded Funds	13,888,603	-	-	13,888,603
Money Market Funds	25,310,744	-	-	25,310,744
Total	$652,519,239	$-	$-	$652,519,239

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$397,849,384	$-	$-	$397,849,384
Money Market Funds	4,386,980	-	-	4,386,980
Total	$402,236,364	$-	$-	$402,236,364

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$148,622,776	$-	$-	$148,622,776
Money Market Funds	4,070,389	-	-	4,070,389
Total	$152,693,165	$-	$-	$152,693,165

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$78,252,287	$-	$-	$78,252,287
Fixed Rate Corporate Bonds	-	31,045,152	-	31,045,152
Variable Rate Corporate Bonds	-	18,004,915	-	18,004,915
Exchange-Traded Funds	1,548,910	-	-	1,548,910
Money Market Funds	3,778,253	-	-	3,778,253
Total	$83,579,450	$49,050,067	$-	$132,629,517

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of June 30, 2018, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2018:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$316,769,634	$547,661,465	$316,417,125

Gross unrealized appreciation	$163,823,606	$121,757,038	$97,741,469
Gross unrealized depreciation	(6,783,887)	(16,899,264)	(11,922,230)

Net unrealized appreciation	$157,039,719	$104,857,774	$85,819,239

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$133,646,830	$128,274,500

Gross unrealized appreciation	$24,092,435	$8,173,052
Gross unrealized depreciation	(5,046,100)	(3,818,035)

Net unrealized appreciation	$19,046,335	$4,355,017

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Value & Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2018, Davenport Small Cap Focus Fund had 27.3% of the value of its net assets invested in common stocks within the Industrials sector and Davenport Balanced Income Fund had 25.3% of the value of its net assets invested in common stocks, exchange-traded funds and corporate bonds within the Financials sector.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Consumer Discretionary - 11.0%
Ford Motor Company	35,000	$387,450
Kohl's Corporation (a)	6,000	437,400
Nordstrom, Inc. (a)	8,900	460,842
Tapestry, Inc.	11,300	527,823
Target Corporation (a)	9,500	723,140
Williams-Sonoma, Inc. (a)	7,400	454,212
		2,990,867
Consumer Staples - 9.1%
Coca-Cola Company (The)	6,000	263,160
Hershey Company (The)	4,100	381,546
Kellogg Company	6,200	433,194
PepsiCo, Inc.	3,500	381,045
Procter & Gamble Company (The)	9,000	702,540
Walmart, Inc.	3,700	316,905
		2,478,390
Energy - 12.6%
Chevron Corporation (a)	4,800	606,864
ConocoPhillips (a)	6,000	417,720
Exxon Mobil Corporation	8,400	694,932
Occidental Petroleum Corporation (a)	5,000	418,400
Royal Dutch Shell plc - Class B - ADR	9,500	690,175
Schlumberger Ltd. (a)	8,700	583,161
		3,411,252
Financials - 17.9%
BB&T Corporation	15,500	781,820
JPMorgan Chase & Company	6,500	677,300
KeyCorp	26,000	508,040
MetLife, Inc.	10,200	444,720
People's United Financial, Inc.	25,000	452,250
Prudential Financial, Inc.	6,000	561,060
U.S. Bancorp	14,200	710,284
Wells Fargo & Company	13,000	720,720
		4,856,194
Health Care - 10.6%
Amgen, Inc. (a)	2,400	443,016
CVS Health Corporation	7,300	469,755
Eli Lilly & Company (a)	5,500	469,315
Johnson & Johnson	2,600	315,484
Merck & Company, Inc.	9,400	570,580
Pfizer, Inc.	17,000	616,760
		2,884,910

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Industrials - 7.4%
Eaton Corporation plc (a)	8,000	$597,920
Emerson Electric Company (a)	4,000	276,560
General Electric Company (a)	29,000	394,690
United Parcel Service, Inc. - Class B	4,400	467,412
United Technologies Corporation	2,200	275,066
		2,011,648
Information Technology - 11.2%
Apple, Inc. (a)	2,200	407,242
Cisco Systems, Inc.	15,000	645,450
HP, Inc.	27,500	623,975
International Business Machines Corporation	5,800	810,260
Microsoft Corporation	2,700	266,247
Western Union Company (The) (a)	14,000	284,620
		3,037,794
Materials - 4.0%
Compass Minerals International, Inc.	4,100	269,575
Nucor Corporation	8,200	512,500
Rio Tinto plc - ADR (a)	5,600	310,688
		1,092,763
Real Estate - 2.3%
Public Storage	1,200	272,232
Ventas, Inc.	6,000	341,700
		613,932
Telecommunication Services - 4.0%
AT&T, Inc.	20,300	651,833
CenturyLink, Inc.	24,000	447,360
		1,099,193
Utilities - 3.9%
Dominion Energy, Inc.	4,000	272,720
FirstEnergy Corporation	15,000	538,650
PPL Corporation	8,500	242,675
		1,054,045

Total Common Stocks (Cost $20,022,814)		$25,530,988

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.77% (b) (Cost $1,982,784)	1,982,784	$1,982,784

Total Investments at Value - 101.3% (Cost $22,005,598)		$27,513,772

Liabilities in Excess of Other Assets - (1.3%)		(348,348)

Net Assets - 100.0%		$27,165,424

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF OPEN OPTION CONTRACTS

June 30, 2018 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Amgen, Inc.	10	$184,590	$200.00	01/18/19	$6,000
Apple, Inc.	22	407,242	205.00	01/18/19	12,650
Chevron Corporation	20	252,860	120.00	09/21/18	18,940
ConocoPhillips	60	417,720	65.00	11/16/18	45,600
Eaton Corporation plc	40	298,960	82.50	10/19/18	3,400
Eli Lilly & Company	25	213,325	90.00	01/18/19	6,375
Emerson Electric Company	40	276,560	80.00	01/18/19	4,000
General Electric Company	90	122,490	16.00	12/21/18	3,420
Kohl's Corporation	60	437,400	85.00	01/18/19	22,800
Nordstrom, Inc.	48	248,544	55.00	07/20/18	3,600
Occidental Petroleum Corporation	50	418,400	80.00	11/16/18	35,500
Rio Tinto plc - ADR	56	310,688	50.00	07/20/18	35,280
Schlumberger Ltd.	30	201,090	85.00	08/17/18	210
Target Corporation	30	228,360	75.00	07/20/18	7,290
Western Union Company (The)	140	284,620	21.00	11/16/18	11,900
Williams-Sonoma, Inc.	27	165,726	62.50	01/18/19	14,040
Total Covered Written Call Options (Premiums received $177,089)		$4,468,575			$231,005

The average notional value of written call options during the three months ended June 30, 2018 was $5,233,294.

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS - 74.9%	Shares	Value
Consumer Discretionary - 6.5%
Bloomin' Brands, Inc.	11,000	$221,100
CBS Corporation - Class B	5,100	286,722
Ford Motor Company	32,000	354,240
Kohl's Corporation (a)	5,100	371,790
Tapestry, Inc.	7,000	326,970
Target Corporation (a)	9,500	723,140
		2,283,962
Consumer Staples - 2.5%
PepsiCo, Inc.	2,500	272,175
Walmart, Inc.	7,000	599,550
		871,725
Energy - 11.7%
Chevron Corporation	5,000	632,150
ConocoPhillips (a)	11,000	765,820
Devon Energy Corporation (a)	17,000	747,320
Occidental Petroleum Corporation (a)	8,200	686,176
Royal Dutch Shell plc - Class B - ADR	10,000	726,500
Schlumberger Ltd.	8,000	536,240
		4,094,206
Financials - 18.1%
Bank of America Corporation	45,000	1,268,550
Bank of New York Mellon Corporation (The)	13,500	728,055
Capital One Financial Corporation	6,000	551,400
JPMorgan Chase & Company	12,000	1,250,400
KeyCorp	16,320	318,893
Lincoln National Corporation	14,000	871,500
MetLife, Inc.	15,000	654,000
Travelers Companies, Inc. (The)	5,500	672,870
		6,315,668
Health Care - 8.6%
Amgen, Inc.	2,400	443,016
CVS Health Corporation	7,500	482,625
Eli Lilly & Company	6,000	511,980
Johnson & Johnson	4,000	485,360
Merck & Company, Inc.	9,000	546,300
Pfizer, Inc.	15,000	544,200
		3,013,481
Industrials - 6.3%
Eaton Corporation plc (a)	7,200	538,128
FedEx Corporation	1,700	386,002
General Electric Company	25,000	340,250

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.9% (Continued)	Shares	Value
Industrials - 6.3% (Continued)
Ingersoll-Rand plc	4,700	$421,731
United Technologies Corporation	4,200	525,126
		2,211,237
Information Technology - 13.4%
Apple, Inc.	5,400	999,594
Cisco Systems, Inc.	21,000	903,630
HP, Inc.	20,000	453,800
International Business Machines Corporation	5,200	726,440
Microsoft Corporation	7,000	690,270
Nokia Corporation - ADR	67,000	385,250
Western Union Company (The)	25,000	508,250
		4,667,234
Materials - 2.7%
Freeport-McMoRan, Inc.	11,000	189,860
Mosaic Company (The)	8,000	224,400
Nucor Corporation	4,500	281,250
Rio Tinto plc - ADR	4,500	249,660
		945,170
Real Estate - 0.7%
Ventas, Inc.	4,500	256,275

Telecommunication Services - 2.1%
AT&T, Inc.	8,000	256,880
CenturyLink, Inc.	25,000	466,000
		722,880
Utilities - 2.3%
Dominion Energy, Inc.	4,000	272,720
FirstEnergy Corporation	8,000	287,280
PPL Corporation	9,000	256,950
		816,950

Total Common Stocks (Cost $16,940,229)		$26,198,788

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%	Par Value	Value
Federal National Mortgage Association - 1.4%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$486,403

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 16.3%	Par Value	Value
Consumer Staples - 1.4%
Kroger Company (The), 2.60%, due 02/01/2021	$500,000	$489,588

Energy - 2.9%
Dominion Resources, Inc., 2.50%, due 12/01/2019	500,000	495,655
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	505,715
		1,001,370
Financials - 5.7%
America Express Company, 3.40%, due 02/27/2023	500,000	494,196
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	489,812
Unum Group, 3.00%, due 05/15/2021	500,000	492,331
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	498,369
		1,974,708
Health Care - 1.4%
Anthem, Inc., 2.25%, due 08/15/2019	500,000	495,810

Industrials - 2.1%
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	741,143

Telecommunication Services - 1.4%
AT&T, Inc., 2.375%, due 11/27/2018	500,000	499,492

Utilities - 1.4%
PSEG Power LLC, 3.00%, due 06/15/2021	500,000	494,417

Total Corporate Bonds (Cost $5,747,843)		$5,696,528

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.77% (b) (Cost $2,675,103)	2,675,103	$2,675,103

Total Investments at Value - 100.2% (Cost $25,863,175)		$35,056,822

Liabilities in Excess of Other Assets - (0.2%)		(57,730)

Net Assets - 100.0%		$34,999,092

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF OPEN OPTION CONTRACTS

June 30, 2018 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
ConocoPhillips	50	$348,100	$65.00	11/16/18	$38,000
Devon Energy Corporation	70	307,720	45.00	10/19/18	22,960
Eaton Corporation plc	25	186,850	82.50	10/19/18	2,125
Kohl's Corporation	1	7,290	62.50	07/20/18	1,120
Occidental Petroleum Corporation	40	334,720	80.00	11/16/18	28,400
Target Corporation	30	228,360	75.00	07/20/18	7,290
Total Covered Written Call Options (Premiums received $59,018)		$1,413,040			$99,895

The average notional value of written call options during the three months ended June 30, 2018 was $2,078,175.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2018 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including U.S. government agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including U.S. government agency obligations and corporate bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2018 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,530,988	$-	$-	$25,530,988
Money Market Funds	1,982,784	-	-	1,982,784
Total	$27,513,772	$-	$-	$27,513,772

Other Financial Instruments:
Covered Written Call Options	$(231,005)	$-	$-	$(231,005)
Total	$(231,005)	$-	$-	$(231,005)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$26,198,788	$-	$-	$26,198,788
U.S. Government Agency Obligations	-	486,403	-	486,403
Corporate Bonds	-	5,696,528	-	5,696,528
Money Market Funds	2,675,103	-	-	2,675,103
Total	$28,873,891	$6,182,931	$-	$35,056,822

Other Financial Instruments:
Covered Written Call Options	$(99,895)	$-	$-	$(99,895)
Total	$(99,895)	$-	$-	$(99,895)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of June 30, 2018, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities held by the Funds as of June 30, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2018:

	FBP Equity &Dividend Plus Fund	FBP Appreciation & Income Opportunities Fund

Tax cost of portfolio investments and written options contracts	$21,828,509	$25,804,157

Gross unrealized appreciation	$6,104,240	$9,806,517
Gross unrealized depreciation	(649,982)	(653,747)

Net unrealized appreciation	$5,454,258	$9,152,770

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Consumer Discretionary - 10.8%
Amazon.com, Inc. (a)	500	$849,900
BorgWarner, Inc.	8,000	345,280
Comcast Corporation - Class A	44,000	1,443,640
Home Depot, Inc. (The)	6,500	1,268,150
Lowe's Companies, Inc.	8,000	764,560
McDonald's Corporation	5,000	783,450
NIKE, Inc. - Class B	11,000	876,480
Vail Resorts, Inc.	1,000	274,190
		6,605,650
Consumer Staples - 3.9%
Coca-Cola Company (The)	12,000	526,320
McCormick & Company, Inc.	7,000	812,630
Walmart, Inc.	12,500	1,070,625
		2,409,575
Energy - 5.0%
Marathon Petroleum Corporation	10,000	701,600
Pioneer Natural Resources Company	7,500	1,419,300
Valero Energy Corporation	8,500	942,055
		3,062,955
Financials - 13.6%
Aflac, Inc.	23,130	995,053
BB&T Corporation	7,000	353,080
Brookfield Asset Management, Inc. - Class A	24,000	972,960
CME Group, Inc.	8,500	1,393,320
Intercontinental Exchange, Inc.	20,000	1,471,000
JPMorgan Chase & Company	29,000	3,021,800
U.S. Bancorp	2,000	100,040
		8,307,253
Health Care - 9.7%
Abbott Laboratories	9,000	548,910
AbbVie, Inc.	11,500	1,065,475
Bio-Techne Corporation	9,000	1,331,550
Centene Corporation (a)	7,000	862,470
Cerner Corporation (a)	8,000	478,320
Henry Schein, Inc. (a)	9,000	653,760
Pfizer, Inc.	24,000	870,720
UnitedHealth Group, Inc.	500	122,670
		5,933,875
Industrials - 11.8%
Emerson Electric Company	13,000	898,820
General Dynamics Corporation	5,200	969,332
Honeywell International, Inc.	10,000	1,440,500
Lockheed Martin Corporation	7,500	2,215,725

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 11.8% (Continued)
United Technologies Corporation	13,500	$1,687,905
		7,212,282
Information Technology - 29.3%
Accenture plc - Class A	9,500	1,554,105
Alphabet, Inc. - Class A (a)	800	903,352
Alphabet, Inc. - Class C (a)	1,302	1,452,576
Apple, Inc.	20,000	3,702,200
Intel Corporation	8,000	397,680
Mastercard, Inc. - Class A	2,000	393,040
Micron Technology, Inc. (a)	6,000	314,640
Microsoft Corporation	11,000	1,084,710
NVIDIA Corporation	9,500	2,250,550
Skyworks Solutions, Inc.	5,000	483,250
TE Connectivity Ltd.	9,000	810,540
Tencent Holdings Ltd. - ADR	6,000	301,500
Texas Instruments, Inc.	10,500	1,157,625
Visa, Inc. - Class A	18,200	2,410,590
Western Digital Corporation	9,000	696,690
		17,913,048
Materials - 4.7%
DowDuPont, Inc.	11,000	725,120
Ecolab, Inc.	6,000	841,980
Praxair, Inc.	5,000	790,750
Vulcan Materials Company	4,000	516,240
		2,874,090
Real Estate - 1.9%
Mid-America Apartment Communities, Inc.	11,394	1,147,034

Utilities - 2.6%
Duke Energy Corporation	8,250	652,410
WEC Energy Group, Inc.	14,000	905,100
		1,557,510

Total Common Stocks (Cost $28,528,660)		$57,023,272

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
Vanguard Mid-Cap ETF (Cost $373,873)	6,750	$1,064,070

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.77% (b) (Cost $4,223,135)	4,223,135	$4,223,135

Total Investments at Value - 101.9% (Cost $33,125,668)		$62,310,477

Liabilities in Excess of Other Assets - (1.9%)		(1,205,452)

Net Assets - 100.0%		$61,105,025

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Value
Consumer Discretionary - 8.2%
Cracker Barrel Old Country Store, Inc.	1,500	$234,315
Gildan Activewear, Inc.	14,400	405,504
Hasbro, Inc.	7,000	646,170
Leggett & Platt, Inc.	7,000	312,480
NVR, Inc. (a)	100	297,035
PulteGroup, Inc.	10,000	287,500
Service Corporation International	17,200	615,588
Tiffany & Company	3,475	457,310
Vail Resorts, Inc.	1,600	438,704
VF Corporation	4,700	383,144
		4,077,750
Consumer Staples - 2.0%
Church & Dwight Company, Inc.	9,000	478,440
Energizer Holdings, Inc.	5,000	314,800
Tyson Foods, Inc. - Class A	3,000	206,550
		999,790
Energy - 4.3%
Andeavor	1,740	228,253
CNX Resources Corporation (a)	2,000	35,560
Oil States International, Inc. (a)	9,000	288,900
ONEOK, Inc.	11,000	768,130
Patterson-UTI Energy, Inc.	24,000	432,000
RSP Permian, Inc. (a)	6,000	264,120
U.S. Silica Holdings, Inc.	4,000	102,760
		2,119,723
Financials - 18.2%
Alleghany Corporation	865	497,349
American Financial Group, Inc.	7,600	815,708
Arthur J. Gallagher & Company	9,250	603,840
Bank of Hawaii Corporation	4,000	333,680
Berkley (W.R.) Corporation	7,450	539,455
Brown & Brown, Inc.	20,000	554,600
CME Group, Inc.	5,735	940,081
Cullen/Frost Bankers, Inc.	7,000	757,680
Eaton Vance Corporation	13,000	678,470
Intercontinental Exchange, Inc.	11,000	809,050
Nasdaq, Inc.	11,000	1,003,970
Old Republic International Corporation	24,400	485,804
ProAssurance Corporation	8,000	283,600
SEI Investments Company	10,500	656,460
Umpqua Holdings Corporation	3,000	67,770
		9,027,517
Health Care - 12.9%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	490,518
Bio-Techne Corporation	5,000	739,750

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Centene Corporation (a)	6,000	$739,260
Charles River Laboratories International, Inc. (a)	4,500	505,170
Chemed Corporation	3,000	965,430
Computer Programs & Systems, Inc.	3,000	98,700
Laboratory Corporation of America Holdings (a)	2,574	462,110
Penumbra, Inc. (a)	2,300	317,745
ResMed, Inc.	6,000	621,480
Teleflex, Inc.	3,950	1,059,430
Waters Corporation (a)	2,000	387,180
		6,386,773
Industrials - 14.1%
AMETEK, Inc.	2,350	169,576
C.H. Robinson Worldwide, Inc.	4,000	334,640
Donaldson Company, Inc.	13,000	586,560
Expeditors International of Washington, Inc.	8,000	584,800
Fastenal Company	10,000	481,300
Graco, Inc.	21,000	949,620
Harris Corporation	6,000	867,240
Jacobs Engineering Group, Inc.	6,475	411,098
L3 Technologies, Inc.	3,000	576,960
MSC Industrial Direct Company, Inc. - Class A	6,000	509,100
nVent Electric plc (a)	2,900	72,790
Pentair plc	2,900	122,032
Snap-on, Inc.	1,475	237,062
Waste Connections, Inc.	10,500	790,440
Woodward, Inc.	4,150	318,969
		7,012,187
Information Technology - 14.6%
Analog Devices, Inc.	3,671	352,122
ANSYS, Inc. (a)	3,500	609,630
Arrow Electronics, Inc. (a)	10,100	760,328
Broadridge Financial Solutions, Inc.	3,500	402,850
Jack Henry & Associates, Inc.	2,450	319,382
Lam Research Corporation	7,200	1,244,520
Microchip Technology, Inc.	6,000	545,700
National Instruments Corporation	12,000	503,760
NVIDIA Corporation	6,500	1,539,850
Okta, Inc. (a)	2,000	100,740
Tech Data Corporation (a)	3,500	287,420
Western Digital Corporation	1,693	131,055
Xilinx, Inc.	7,000	456,820
		7,254,177
Materials - 7.4%
Albemarle Corporation	6,700	632,011
Ashland Global Holdings, Inc.	6,000	469,080
Berry Global Group, Inc. (a)	5,000	229,700

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)	Shares	Value
Materials - 7.4% (Continued)
Graphic Packaging Holding Company	6,000	$87,060
Martin Marietta Materials, Inc.	3,000	669,990
Packaging Corporation of America	6,000	670,740
Scotts Miracle-Gro Company (The)	2,500	207,900
Steel Dynamics, Inc.	12,000	551,400
Valvoline, Inc.	8,236	177,650
		3,695,531
Real Estate - 3.0%
Mid-America Apartment Communities, Inc.	15,000	1,510,050

Utilities - 3.0%
AmeriGas Partners, L.P.	6,500	274,430
ONE Gas, Inc.	500	37,370
SCANA Corporation	8,530	328,576
Vectren Corporation	11,600	828,820
		1,469,196

Total Common Stocks (Cost $20,447,722)		$43,552,694

EXCHANGE-TRADED FUNDS - 4.6%	Shares	Value
Invesco Zacks Mid-Cap ETF	17,100	$1,106,199
Vanguard Mid-Cap ETF	7,350	1,158,654
Total Exchange-Traded Funds (Cost $1,104,143)		$2,264,853

MONEY MARKET FUNDS - 9.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.77% (b) (Cost $4,501,236)	4,501,236	$4,501,236

Total Investments at Value - 101.4% (Cost $26,053,101)		$50,318,783

Liabilities in Excess of Other Assets - (1.4%)		(692,911)

Net Assets - 100.0%		$49,625,872

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
3.00%, due 08/15/2019	$530,000	$538,353
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	565,571
Alabama State, Series A, GO,
5.00%, due 08/01/2023	400,000	456,832
5.00%, due 08/01/2024	500,000	579,540
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2019	375,000	379,931
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	301,254
5.00%, due 04/01/2024	500,000	568,205
Athens, AL, Water & Sewer, Rev.,
3.50%, due 05/01/2023	350,000	370,230
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2020	350,000	371,896
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	200,408
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	501,405
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	204,506
Birmingham, AL, Waterworks Board, Water Rev.,
3.625%, due 07/01/2018	250,000	250,000
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	290,035
Cullman, AL, Board of Education Special Tax School Warrants, Rev.,
2.00%, due 03/01/2023	325,000	322,702
Daphne, AL, GO, Warrants,
2.10%, due 04/01/2023	400,000	397,844
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	507,880
Elmore Co., AL, GO, Warrants,
5.00%, due 10/01/2022	415,000	460,405
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	576,161
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	716,021
4.00%, due 11/01/2019	225,000	232,153

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2% (Continued)	Par Value	Value
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	$470,000	$487,310
Huntsville, AL, GO,
5.00%, due 11/01/2024	265,000	307,750
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2018	500,000	502,130
Huntsville, AL, Series A, GO, Warrants,
5.00%, due 05/01/2024	665,000	766,698
Huntsville, AL, Series C, GO, School Warrants,
5.00%, due 11/01/2023	400,000	457,736
Huntsville, AL, Series C, GO, Warrants,
4.00%, due 05/01/2022	500,000	537,045
Huntsville, AL, Series E, GO, Warrants,
5.00%, due 11/01/2022	240,000	269,594
Lee Co., AL, Board of Education Warrants, Rev.,
4.00%, due 02/01/2025	500,000	543,325
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	569,139
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	220,931
Madison Co., AL, GO, School Warrants,
5.00%, due 03/01/2025	500,000	578,905
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	492,021
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	438,484
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	589,233
Mobile, AL, Board of School Commissioners, GO, Warrants,
5.00%, due 03/01/2025	250,000	282,715
Mobile, AL, Board of Water and Sewer, Rev.,
5.00%, due 01/01/2025	500,000	559,370
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	500,150
Montgomery, AL, Series A, GO, Warrants,
5.00%, due 02/01/2024	220,000	230,688
Morgan Co., AL, Board of Education, Capital Outlay Warrants, Rev.,
4.00%, due 03/01/2019	165,000	167,647

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.2% (Continued)	Par Value	Value
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	$300,000	$306,456
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	420,399
Northport, AL, GO, Warrants,
3.00%, due 09/01/2024	385,000	396,142
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	400,000	446,156
Russellville, AL, Rev.,
3.00%, due 03/01/2025	475,000	481,816
Shelby Co., AL, Special Tax, School Warrants,
3.00%, due 02/01/2023	300,000	308,283
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	416,528
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	517,575
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2021	500,000	526,030
4.00%, due 02/01/2025	500,000	549,680

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $21,852,815)		$21,661,268

MONEY MARKET FUNDS - 2.8%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 1.75% (a) (Cost $639,307)	639,307	$639,307

Total Investments at Value - 99.0% (Cost $22,492,122)		$22,300,575

Other Assets in Excess of Liabilities - 1.0%		219,581

Net Assets - 100.0%		$22,520,156

(a)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2018 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2018, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$57,023,272	$-	$-	$57,023,272
Exchange-Traded Funds	1,064,070	-	-	1,064,070
Money Market Funds	4,223,135	-	-	4,223,135
Total	$62,310,477	$-	$-	$62,310,477

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$43,552,694	$-	$-	$43,552,694
Exchange-Traded Funds	2,264,853	-	-	2,264,853
Money Market Funds	4,501,236	-	-	4,501,236
Total	$50,318,783	$-	$-	$50,318,783

The Alabama Tax Free Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$21,661,268	$-	$21,661,268
Money Market Funds	639,307	-	-	639,307
Total	$639,307	$21,661,268	$-	$22,300,575

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of June 30, 2018, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2018:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments	$33,125,668	$26,006,452	$22,492,122

Gross unrealized appreciation	$29,385,165	$24,682,821	$22,335
Gross unrealized depreciation	(200,356)	(370,490)	(213,882)
Net unrealized appreciation (depreciation)	$29,184,809	$24,312,331	$(191,547)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for The Government Street Mid-Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. The “book/tax” differences are temporary in nature and are primarily due to adjustments to basis on publicly traded partnerships.

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the State of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2018, The Government Street Equity Fund had 29.3% of the value of its net assets invested in common stocks within the Information Technology sector.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 16.9%
Amazon.com, Inc. (a)	700	$1,189,860
Booking Holdings, Inc. (a)	235	476,366
BorgWarner, Inc.	11,500	496,340
Comcast Corporation - Class A	18,300	600,423
Dollar Tree, Inc. (a)	7,000	595,000
Home Depot, Inc. (The)	3,200	624,320
Lowe's Companies, Inc.	8,700	831,459
PulteGroup, Inc.	23,680	680,800
TJX Companies, Inc. (The)	7,000	666,260
		6,160,828
Consumer Staples - 4.5%
J.M. Smucker Company (The)	2,800	300,944
PepsiCo, Inc.	5,800	631,446
Walmart, Inc.	8,500	728,025
		1,660,415
Energy - 8.5%
Chevron Corporation	7,700	973,511
Exxon Mobil Corporation	5,700	471,561
Hess Corporation	13,200	882,948
Total S.A. - ADR	12,700	769,112
		3,097,132
Financials - 15.7%
Ameriprise Financial, Inc.	5,200	727,376
Chubb Ltd.	2,800	355,656
Discover Financial Services	12,500	880,125
Invesco Ltd.	18,500	491,360
JPMorgan Chase & Company	10,700	1,114,940
KeyCorp	38,000	742,520
Morgan Stanley	14,900	706,260
PNC Financial Services Group, Inc. (The)	5,300	716,030
		5,734,267
Health Care - 15.2%
Aetna, Inc.	4,900	899,150
Allergan plc	2,500	416,800
Amgen, Inc.	2,200	406,098
Gilead Sciences, Inc.	7,800	552,552
McKesson Corporation	2,600	346,840
Merck & Company, Inc.	11,000	667,700
Pfizer, Inc.	15,695	569,415
Thermo Fisher Scientific, Inc.	3,800	787,132

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 15.2% (Continued)
UnitedHealth Group, Inc.	3,650	$895,491
		5,541,178
Industrials - 10.9%
Delta Air Lines, Inc.	14,200	703,468
Eaton Corporation plc	9,500	710,030
Ingersoll-Rand plc	8,330	747,451
Nielsen Holdings plc	11,000	340,230
Norfolk Southern Corporation	5,230	789,050
United Technologies Corporation	5,700	712,671
		4,002,900
Information Technology - 21.6%
Alphabet, Inc. - Class A (a)	550	621,055
Alphabet, Inc. - Class C (a)	600	669,390
Apple, Inc.	7,000	1,295,770
Cisco Systems, Inc.	23,500	1,011,205
eBay, Inc. (a)	17,500	634,550
Intel Corporation	8,840	439,436
International Business Machines Corporation	2,500	349,250
Microsoft Corporation	9,000	887,490
Oracle Corporation	14,800	652,088
QUALCOMM, Inc.	11,100	622,932
TE Connectivity Ltd.	8,000	720,480
		7,903,646
Materials - 2.3%
Eastman Chemical Company	8,300	829,668

Real Estate - 2.2%
American Tower Corporation	5,500	792,935

Total Common Stocks (Cost $21,354,401)		$35,722,969

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
Vanguard Information Technology ETF (Cost $519,453)	4,000	$725,600

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 1.75% (b) (Cost $802,006)	802,006	$802,006

Total Investments at Value - 102.0% (Cost $22,675,860)		$37,250,575

Liabilities in Excess of Other Assets - (2.0%)		(724,265)

Net Assets - 100.0%		$36,526,310

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.6%	Par Value	Value
Albemarle Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2026	$350,000	$413,823
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2024	250,000	275,637
5.00%, due 01/01/2025	460,000	528,885
4.00%, due 01/01/2030	400,000	439,556
Fairfax Co., Virginia, Economic Dev., Revenue,
1.51%, due 12/01/2033 (a)	350,000	350,000
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022,
prerefunded 05/15/2019 @ 100	750,000	772,245
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030,
prerefunded 07/15/2021 @ 100	250,000	269,608
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	553,460
5.00%, due 04/01/2029	400,000	477,748
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 07/01/2026	500,000	575,795
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027,
prerefunded 01/01/2021 @ 100	400,000	431,392
Hampton, Virginia, GO,
5.00%, due 04/01/2025	500,000	554,795
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	390,635
Henrico Co., Virginia, Public Improvements, GO,
5.00%, due 08/01/2027	350,000	423,192
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020,
prerefunded 05/01/2019 @ 100	350,000	359,769
5.00%, due 05/01/2022,
prerefunded 05/01/2019 @ 100	430,000	442,001
James City, Virginia, Water & Sewer, Revenue,
5.00%, due 01/15/2026	250,000	293,608

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.6% (Continued)	Par Value	Value
Louisa, Virginia, Industrial Dev. Authority, Pollution Control, Revenue,
2.15%, due 11/01/2035	$200,000	$199,914
Lynchburg, Virginia, GO,
5.00%, due 08/01/2024	310,000	359,315
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	648,019
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	258,580
Newport News, Virginia, GO,
5.00%, due 07/15/2025	350,000	410,050
Norfolk, Virginia, Series A, GO,
5.00%, due 10/01/2026	200,000	237,364
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	460,796
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	536,285
Rappahannock, Virginia, Regional Jail Authority, Revenue,
5.00%, due 10/01/2024	300,000	345,912
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	455,336
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	325,767
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	452,500
Stafford Co., Virginia, Public Improvement, GO,
5.00%, due 08/01/2026	375,000	440,242
Suffolk, Virginia, Public Improvement, GO,
5.00%, due 02/01/2022	400,000	443,128
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	250,512

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.6% (Continued)	Par Value	Value
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	$160,000	$165,165
5.00%, due 07/01/2027	350,000	409,255
Virginia Beach, Virginia, Dev. Authority, Series A, Revenue,
5.00%, due 11/01/2020	300,000	322,566
Virginia Beach, Virginia, GO,
5.00%, due 03/01/2023	300,000	339,999
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	257,815
Virginia Beach, Virginia, Public Improvement, Series A, GO,
4.00%, due 04/01/2027	205,000	220,254
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	535,075
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 03/01/2019	250,000	255,680
4.00%, due 09/01/2026	500,000	534,560
Virginia Commonwealth Transportation Board, Federal Grant Anticipation Notes, Revenue,
5.00%, due 03/15/2025	375,000	437,272
Virginia Commonwealth Transportation Board, Federal Grant Anticipation Notes, Series A, Revenue,
5.00%, due 03/15/2023	500,000	554,925
5.00%, due 03/15/2025	500,000	566,955
Virginia Commonwealth University Health System, Revenue,
5.00%, due 07/01/2031	400,000	464,024
Virginia State Housing Dev. Authority, Revenue,
3.05%, due 07/01/2021	200,000	205,956
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2029	400,000	475,748
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	558,660
5.00%, due 07/15/2026	300,000	346,848

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.6% (Continued)	Par Value	Value
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	$500,000	$501,440
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021,
prerefunded 10/01/2019 @ 100	500,000	521,105
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	405,000	409,767
5.00%, due 11/01/2024	60,000	60,706
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	35,000	35,412
5.00%, due 11/01/2024	150,000	169,027
Washington Co., Virginia, Revenue,
4.00%, due 12/01/2025	350,000	385,308
Western Virginia Regional Jail Authority, Revenue,
5.00%, due 12/01/2023	250,000	285,385
Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	144,981
4.00%, due 09/01/2029	250,000	274,510

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $22,743,273)		$22,814,267

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $500,295)	$500,000	$504,365

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 1.75% (b) (Cost $243,810)	243,810	$243,810

Total Investments at Value - 98.7% (Cost $23,487,378)		$23,562,442

Other Assets in Excess of Liabilities - 1.3%		301,720

Net Assets - 100.0%		$23,864,162

(a)	Variable rate security. Interest rate resets weekly. The weekly rate for each succeeding period during a weekly rate mode shall be established by the respective remarketing agents on the business day preceding the first day of such interest period and shall be the lowest rate of interest which will, in the sole judgement of the respective remarketing agents having due regard for prevailing financial market conditions, permit the bonds to be remarketed at par on the first day of such interest period.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2018 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price, or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2018, by security type:

The Jamestown Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$35,722,969	$-	$-	$35,722,969
Exchange-Traded Funds	725,600	-	-	725,600
Money Market Funds	802,006	-	-	802,006
Total	$37,250,575	$-	$-	$37,250,575

The Jamestown Tax Exempt Virginia Fund:	Level 1	Level 2	Level 3	Total
Revenue and General Obligation
Municipal Bonds	$-	$23,318,632	$-	$23,318,632
Money Market Funds	243,810	-	-	243,810
Total	$243,810	$23,318,632	$-	$23,562,442

Refer to The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks by sector type. As of June 30, 2018, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2018:

	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$22,750,412	$23,487,378

Gross unrealized appreciation	$15,049,016	$210,898
Gross unrealized depreciation	(548,853)	(135,834)
Net unrealized appreciation	$14,500,163	$75,064

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia. The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth of Virginia or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Elizabeth A. Santen
Elizabeth A. Santen, Assistant Secretary

Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 27, 2018

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 27, 2018

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	August 27, 2018

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	August 27, 2018

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund)

Date	August 27, 2018

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	August 27, 2018

*	Print the name and title of each signing officer under his or her signature.